Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments	[1]	¥ 216,264	$ 33,937	¥ 299,154
Rental and other deposits		20,371	3,197	10,867
Receivables from third-party payment platform		9,899	1,553	86,777
Interest receivable		1,495	235	114,726
Staff advances		1,395	219	2,070
Other receivables		30,824	4,836	49,588
Prepaid expenses and other current assets		¥ 280,248	$ 43,977	¥ 563,182

[1]	Prepayments primarily include prepaid VAT and surcharges, prepaid promotional expenses and service fee.